Note 11: Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Schedule of Components of Income Tax Expense (Benefit) Table [Text Block]
(Dollars in millions)	2012	2011	2010
Current:
United States:
Federal	$403	$382	$48
State	9	96	117
Foreign	1,179	1,322	1,135

	1,591	1,800	1,300
Future:
United States:
Federal	335	526	467
State	111	26	4
Foreign	(326)	(218)	(46)

	120	334	425

Income tax expense	$1,711	$2,134	$1,725

Attributable to items credited to equity and goodwill	$297	$864	$276

Schedule of Deferred Tax Assets and Liabilities Table [Text Block]
(Dollars in millions)	2012	2011
Future income tax benefits:
Insurance and employee benefits	$1,168	$2,579
Other asset basis differences	119	(569)
Other liability basis differences	1,052	1,046
Tax loss carryforwards	382	723
Tax credit carryforwards	1,107	1,247
Valuation allowances	(618)	(977)

	$3,210	$4,049

Future income taxes payable:
Insurance and employee benefits	$(2,238)	$163
Other asset basis differences	4,440	681
Other items, net	(195)	71
Tax loss carryforwards	(409)	-
Tax credit carryforwards	(80)	-
Valuation allowances	286	-

	$1,804	$915

Schedule of Income before Income Tax Domestic and Foreign Table [Text Block]
(Dollars in millions)	2012	2011	2010
United States	$2,595	$3,168	$2,441
Foreign	4,316	4,182	3,807

	$6,911	$7,350	$6,248

Schedule of Effective Income Tax Rate Reconciliation Table [Text Block]
	2012	2011	2010
Statutory U.S. federal income tax rate	35.0%	35.0%	35.0%
Tax on international activities	(6.4)%	(4.4)%	(7.8)%
Tax audit settlements	(3.4)%	(0.9)%	-
Other	(0.4)%	(0.7)%	0.4%

Effective income tax rate	24.8%	29.0%	27.6%

Summary Of Tax Credit Carryforwards [Text Block]
(Dollars in millions)	Tax Credit Carryforwards	Tax Loss Carryforwards
Expiration period:
2013-2017	$52	$626
2018-2022	17	378
2023-2032	310	1,053
Indefinite	808	2,115
Total	$1,187	$4,172

Summary Of Operating Loss Carryforwards [Text Block]
(Dollars in millions)	Tax Credit Carryforwards	Tax Loss Carryforwards
Expiration period:
2013-2017	$52	$626
2018-2022	17	378
2023-2032	310	1,053
Indefinite	808	2,115
Total	$1,187	$4,172

Summary Of Income Tax Contingencies [Text Block]
(Dollars in millions)	2012	2011	2010
Balance at January 1	$946	$891	$793
Additions for tax positions related to the current year	232	71	115
Additions for tax positions of prior years	221	71	80
Reductions for tax positions of prior years	(21)	(24)	(81)
Settlements	(305)	(63)	(16)

Balance at December 31	$1,073	$946	$891

Gross interest expense related to unrecognized tax benefits	$40	$23	$27

Total accrued interest balance at December 31	$270	$165	$144